Dreyfus/Transamerica Triple Advantage(R)
                           Variable and Fixed Annuity

                                    Issued by
                 Transamerica Occidental Life Insurance Company

                             Separate Account VA-2L


                          Supplement Dated July 1, 1999

                                       To

                          Prospectus Dated May 1, 1999


The following information supplements the Prospectus. You should read it together with the Prospectus.

     1. The first two paragraphs of the Dollar Cost Averaging section on page 28 are changed to read:

           Dollar Cost Averaging

           Before the annuity date, you, as the owner, may request that a designated amount of money be automatically transferred from one, and only one, of the sub-accounts which invests in:

      the Money Market Portfolio;

      the Quality Bond Portfolio;

      the Limited Term High Income Portfolio.

           Or you can have it transferred from the fixed account. This money may be transferred to any of the sub-accounts on a monthly basis by submitting a request to our service center. The request must be in a form and manner acceptable to us. You may be able to transfer amounts from the source accounts in addition to the Money Market, Quality Bond and Limited Term High Income Sub-Accounts, and can include the shortest guarantee period. Call our service center for the availability of source accounts options. Your transfers will begin the month following, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not begin until the later of:

 1.   30 days after the contract date; or

     2. the estimated end of the free look period, allowing 5 days for delivery of the contract by mail.

     3. The Special Dollar Cost Averaging Option section on page 29 is changed, in its entirety, to read:

           Special Dollar Cost Averaging Option

           (May not be available in all states. See contract for availability of the fixed account options.)

           When you make a purchase payment to the contract, you may elect to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.



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           Amounts from the sub-accounts  and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost
           Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected. The special Dollar Cost Averaging Option cannot be in effect at the same time the regular Dollar Cost Averaging is in effect.



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                    Dreyfus/Transamerica Triple Advantage(R)
                           Variable and Fixed Annuity

                                    Issued by
                 Transamerica Occidental Life Insurance Company

                             Separate Account VA-2L


                          Supplement Dated July 1, 1999

                                       To

              Statement of Additional Information Dated May 1, 1999


The following information supplements the Statement of Additional Information. You should read it together with the Statement of Additional Information.

3. The Special Dollar Cost Averaging Option section on page 3 is changed, in its entirety, to read:

           SPECIAL DOLLAR COST AVERAGING OPTION
           (May not be available in all states. See contract for availability of the fixed account options.)

           When you make a purchase payment to the contract, you may elect to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

           Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost
           Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

























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